Investment properties	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investment properties
17.	Investment properties

(a)	Investment properties as of December 31, 2024 and 2025 are as follows:

	2024		2025
Acquisition cost	~~W~~	495,844	808,759
Accumulated depreciation		(168,148)	(196,398)
Accumulated impairment losses		—	(741)

Carrying amount	~~W~~	327,696	611,620

(b)	Changes in investment properties for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	257,806	327,696
Acquisition		3,582	80,103
Disposal		(1,854)	(5,507)
Depreciation		(15,063)	(16,922)
Impairment loss recognized		—	(694)
Amounts transferred from property and equipment		77,752	4,829
Amounts transferred from (to) assets held for sale (*)		5,551	(52,138)
Effects of foreign currency adjustments		(78)	6,279
Effects of business combinations		—	267,974

Ending balance	~~W~~	327,696	611,620

(*)	Comprise buildings and land, etc.

(c)	Income and expenses on investment property for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Rental income	~~W~~	24,472	28,708	35,725
Direct operating expenses for investment properties that generated rental income		12,905	11,385	12,733

(d)	Fair value of investment property

(i)	The fair value of investment properties measured at cost as of December 31, 2024 and 2025 is as follows:

	2024		2025
Land and buildings	~~W~~	741,547	1,160,058

(ii)	The valuation te chni ques and inputs used to measure the fair value of investment property as of December 31, 2024 and 2025 are as follows:

	2024		2025	Input variables
Market approach	~~W~~	741,547	875,056	Comparable market transactions, Official land prices, etc.
Income approach		—	285,002	Rental income, Discount rate, etc.

	~~W~~	741,547	1,160,058

The fair value of investment property was determined based on valuations performed by an independent valuation firm with appropriate professional qualifications. Under the market approach, the valuation was derived using various market data, including recent market transactions of comparable properties with similar location, use, and scale, as well as official land prices. Under the income approach, the valuation was determined by discounting the expected future cash flows to be generated from the property using an appropriate discount rate. As significant unobservable inputs were used in these valuation processes, the fair value measurement is classified as Level 3 within the fair value hierarchy.